Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 494.3	$ 639.8
Accounts and notes receivable, net	619.3	683.1
Inventories:
Parts and finished equipment	22.2	32.8
Work in process and materials	24.5	22.3
Deferred income taxes	16.4	24.1
Prepaid expenses and other current assets	140.6	138.7
Total	1,317.3	1,540.8
Properties	1,059.4	1,095.5
Less - Accumulated depreciation and amortization	890.7	920.8
Properties, net	168.7	174.7
Outsourcing assets, net	150.9	115.5
Marketable software, net	144.1	129.1
Prepaid postretirement assets	19.9	83.7
Deferred income taxes	154.6	112.3
Goodwill	183.9	188.7
Other long-term assets	209.3	165.2
Total	2,348.7	2,510.0
Current liabilities
Current maturities of long-term debt	1.8
Accounts payable	262.5	246.7
Deferred revenue	348.3	402.4
Other accrued liabilities	385.1	375.7
Total	997.7	1,024.8
Long-term debt	222.2	210.0
Long-term postretirement liabilities	2,369.9	1,697.2
Long-term deferred revenue	119.5	122.7
Other long-term liabilities	91.8	119.2
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock		249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 52.4 million shares and 45.1 million shares issued)	0.5	0.4
Accumulated deficit	(1,735.8)	(1,782.5)
Treasury stock, at cost	(99.6)	(62.4)
Paid-in capital	4,488.3	4,227.7
Accumulated other comprehensive loss	(4,113.4)	(3,333.4)
Total Unisys stockholders' deficit	(1,460.0)	(700.5)
Noncontrolling interests	7.6	36.6
Total deficit	(1,452.4)	(663.9)
Total	$ 2,348.7	$ 2,510.0